Schedule of Information about Reportable Segments and Reconciliations of Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2024		Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Dec. 31, 2023		Sep. 30, 2023		Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2024	Dec. 31, 2023
Net Interest and Fee Income
Interest and fee income on loans																	$ 10,198	$ 11,554
Interest expense:
Interest related to secure borrowings																	1,297	2,263
Interest related to unsecured borrowings																	3,564	3,261
Interest expense																	4,861	5,524
Net interest and fee income	$ 1,414		$ 1,258		$ 1,111		$ 1,554		$ 1,606		$ 1,464		$ 1,509		$ 1,451		5,337	6,030
Less: Provision for credit losses	43		332		165		222		443		131		43		120		762	737
Net interest and fee income after provision for credit losses	1,371		926		946		1,332		1,163		1,333		1,466		1,331		4,575	5,293
Non-Interest Income
Gain on foreclosed assets		[1]	2	[1]		[1]		[1]		[1]		[1]	17	[1]		[1]		8
Revenue from the sale of land parcels	1,397		1,601														2,998
Option fee income	222		223		223		148										816
Other income																	82	80
Total non-interest income																	3,896	98
Income before non-interest expense																	8,471	5,391
Non-Interest Expense
Selling, general and administrative	932		714		586		829		662		591		617		826		3,061	2,696
Depreciation and amortization																	80	81
Loss on foreclosed assets	118	[1]		[1]	278	[1]	201	[1]	9	[1]		[1]		[1]	36	[1]	595	36
Cost of land parcels sold	1,397		1,601														2,998
Total non-interest expense																	6,734	2,813
Net income	566		$ 429		$ 298		$ 444		496		$ 737		$ 875		$ 470		1,737	2,578
Net income attributable to preferred equity holders																	702	584
Net income attributable to common equity holders																	1,035	1,994
Total assets as of December 31, 2024	69,363								$ 64,834								69,363	$ 64,834
Consolidation, Eliminations [Member]
Non-Interest Expense
Total assets as of December 31, 2024
339 Justabout Land Co LLC [Member]
Net Interest and Fee Income
Interest and fee income on loans
Interest expense:
Interest related to secure borrowings
Interest related to unsecured borrowings
Interest expense
Net interest and fee income
Less: Provision for credit losses
Net interest and fee income after provision for credit losses
Non-Interest Income
Gain on foreclosed assets
Revenue from the sale of land parcels																	2,998
Option fee income																	816
Other income
Total non-interest income																	3,814
Income before non-interest expense																	3,814
Non-Interest Expense
Selling, general and administrative
Depreciation and amortization
Loss on foreclosed assets
Cost of land parcels sold																	2,998
Total non-interest expense																	2,998
Net income																	816
Net income attributable to preferred equity holders
Net income attributable to common equity holders
Total assets as of December 31, 2024	11,977																11,977
Shepherd's Finance LLC [Member]
Net Interest and Fee Income
Interest and fee income on loans																	10,198
Interest expense:
Interest related to secure borrowings																	1,297
Interest related to unsecured borrowings																	3,564
Interest expense																	4,861
Net interest and fee income																	5,337
Less: Provision for credit losses																	762
Net interest and fee income after provision for credit losses																	4,575
Non-Interest Income
Gain on foreclosed assets
Revenue from the sale of land parcels
Option fee income
Other income																	82
Total non-interest income																	82
Income before non-interest expense																	4,657
Non-Interest Expense
Selling, general and administrative																	3,061
Depreciation and amortization																	80
Loss on foreclosed assets																	595
Cost of land parcels sold
Total non-interest expense																	3,736
Net income																	921
Net income attributable to preferred equity holders
Net income attributable to common equity holders
Total assets as of December 31, 2024	$ 57,386																$ 57,386

[1]	Gains and losses on foreclosed assets are reported net on the Consolidated Statement of Operations.